Investment Property, Net	12 Months Ended
Dec. 31, 2024
TextBlock 1 [Abstract]
Investment Property, Net
13.	Investment Property
(a) Investment property as of December 31, 2023 and 2024 are as follows:

(in millions of Won)	2023				2024
	Acquisition cost		Accumulated depreciation and impairment loss	Book value	Acquisition cost	Accumulated depreciation and impairment loss	Book value
Land	￦	804,022	(16,718)	787,304	876,549	(10,099)	866,450
Buildings		905,649	(249,863)	655,786	1,173,721	(230,870)	942,851
Structures		3,384	(1,511)	1,873	3,342	(1,587)	1,755
Right of use assets		208,036	(36,705)	171,331	188,397	(43,557)	144,840

	￦	1,921,091	(304,797)	1,616,294	2,242,009	(286,113)	1,955,896

The fair value of major investment properties is determined based on the assumptions and data used in the valuation by an independent appraiser with recognized professional qualifications, and the fair value of the investment properties as of December 31, 2024 is

~~W~~

2,817,584
 million.

(b)	Changes in the carrying amount of investment property for the years ended December 31, 2023 and 2024 are as follows:

1)	For the year ended December 31, 2023

(in millions of Won)	Beginning		Acquisitions	Business Combination(*1)	Disposals	Depreciation	Others(*2)	Ending
Land	￦	308,523	54,891	473,301	(60)	—	(49,351)	787,304
Buildings		593,505	1,006	83,739	(303)	(28,902)	6,741	655,786
Structures		1,356	—	—	—	(1,049)	1,566	1,873
Right of use assets		170,647	216	—	(78)	(5,635)	6,181	171,331

	￦	1,074,031	56,113	557,040	(441)	(35,586)	(34,863)	1,616,294

(*1)	Represents increases in investment property due to business combination upon incorporation of QSONE Co., Ltd. into a subsidiary during the year ended December 31, 2023.
(*2)	Includes reclassification resulting from changing purpose of use, adjusted foreign currency translation difference and others.

2)	For the year ended December 31, 2024

(in millions of Won)	Beginning		Acquisitions	Business Combination(*1)	Disposals	Depreciation	Impairment loss	Others(*2)	Ending
Land	￦	787,304	3,755	59,766	(47,137)	—	(215)	62,977	866,450
Buildings		655,786	1,782	355,155	(34,419)	(34,179)	(9,776)	8,502	942,851
Structures		1,873	—	—	—	(911)	—	793	1,755
Right of use assets		171,331	—	—	(107)	(6,547)	—	(19,837)	144,840

	￦	1,616,294	5,537	414,921	(81,663)	(41,637)	(9,991)	52,435	1,955,896

(*1)
During the year ended December 31, 2024, RNR Logistics and others were included as subsidiaries, and the Company has included the effect of the increase in investment properties in the business combination.

(*2)	Includes reclassification resulting from changing purpose of use, adjustment of foreign currency translation difference and others.